SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 7,666,472	$ 5,079,381
Less: allowance for expected credit loss	(873,327)	(168,179)
Accounts receivable, net	$ 6,793,145	$ 4,911,202